Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1919 Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 1919 Financial Services Fund (the “Financial Services Fund” or the “Fund”) seeks long-term capital appreciation by investing primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Financial Services Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Financial Services Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919” or the “Adviser”) family of funds.  More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 42 under the heading “Sales charges” and in the Financial Services Fund’s statement of additional information (“SAI”) on page 85 under the heading “Sales Charge Waivers and Reductions.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Financial Services Fund’s performance. The Financial Services Fund will acquire the assets and assume the liabilities of the Legg Mason Investment Counsel Financial Services Fund (the “Predecessor Fund”), an open-end fund which used identical investment strategies and had the same portfolio management team.  The Predecessor Fund’s portfolio turnover rate for the fiscal year ended March 31, 2014 was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC ("1919" or the "Adviser") family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Financial Services Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Financial Services Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Financial Services Fund’s operating expenses remain the same and you reinvest all distributions and dividends without a sales charge.

 Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	With redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemption at end of period
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry that the Adviser believes are undervalued and thus may offer above-average potential for capital appreciation. Issuers in the financial services industry include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, Internet services and business services.

The Adviser analyzes an issuer’s financial statements to determine earnings per share potential and reviews,, as appropriate, the economy where the issuer does business, the products offered, the issuer’s potential to benefit from industry changes and the strength and goals of management.

The Financial Services Fund may invest its assets in securities of foreign financial services companies.  The Fund may invest in fixed income securities, including high yield securities or “junk bonds”. The Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange traded funds.

The Financial Services Fund may engage in a variety of transactions using derivatives, such as futures and options on securities, securities indexes or currencies; options on these futures; interest rate or currency swaps; and forward foreign currency transactions for any of the following purposes: to settle transactions in securities quoted in foreign currencies; as a hedging technique in an attempt to manage risk in the Fund’s portfolio; as a substitute for buying or selling securities, as a cash flow management technique, and to manage its exposure to foreign securities.

The Financial Services Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing without limit in any type of money market instruments, short-term fixed income securities or cash without regard to any percentage limitations. Although the Adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

The Financial Services Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.  The Financial Services Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Financial Services Fund, as well as the amount of return you receive on your investment may fluctuate significantly. You may lose part or all of your investment in the Financial Services Fund or your investment may not perform as well as other similar investments. An investment in the Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Financial Services Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Financial Services Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Financial Services Fund fall, the value of your investment in the Financial Services Fund will decline.  The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Fund.  These developments may also make it more difficult for the Financial Services Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Financial Services Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Financial Services Fund and adversely affect the net asset value (“NAV”) of its shares.

Financial services companies risk. The Financial Services Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Financial Services Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments risk.The Financial Services Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Financial Services Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Financial Services Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls and speculation.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Financial Services Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Non-diversification risk. To the extent the Financial Services Fund invests its assets in a smaller number of issuers, the Financial Services Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Model risk. The Adviser’s investment models may not adequately take into account certain factors and may result in the Fund having a lower return than if the Financial Services Fund were managed using another model or investment strategy.

Liquidity risk. Some assets held by the Financial Services Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the Financial Services Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Financial Services Fund may be forced to sell at a loss.

Valuation risk. The sales price the Financial Services Fund could receive for any particular portfolio investment may differ from the Financial Services Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Financial Services Fund shares on days when the Financial Services Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Financial Services Fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Financial Services Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent the Financial Services Fund invests its assets in a smaller number of issuers, the Financial Services Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Financial Services Fund. The bar chart shows changes in the Financial Services Fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the Financial Services Fund that has been in operation for at least one full calendar year and also compares the Financial Services Fund’s performance with the average annual total returns of an index or other benchmark. The S&P Financials Index is a subset of, and one of ten sectors in, the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Financial Services Fund makes updated performance information available at the Financial Services Fund’s website, www.1919funds.com (click on the name of the fund), or by calling the Financial Services Fund at 1-844-828-1919.

The performance of shares of the Financial Services Fund reflects the performance of the Predecessor Fund.  The Financial Services Fund will acquire the assets and assume the liabilities of the Predecessor Fund, which has used substantially similar investment strategies.  Upon completion of the reorganization scheduled for November 7, 2014, Class A, Class C, and Class I of the Financial Services Fund will assume the performance, financial and other historical information of the Predecessor Fund’s corresponding class of shares.

The performance information for the period prior to March 16, 2007 is that of the Legg Mason Financial Services Fund (the “LM Fund”). The Predecessor Fund acquired the assets and liabilities of the LM Fund in a reorganization on March 16, 2007. The LM Fund offered classes of shares similar to the Fund’s Class A and Class C shares, known as the Financial Intermediary Class and Primary Class, respectively. The LM Fund’s performance and financial history were adopted by the Predecessor Fund and, for periods prior to March 16, 2007, are included in the Financial Services Fund’s performance and financial history. Class A shares are carrying forward the performance of the LM Fund’s Financial Intermediary Class shares and Class C shares are carrying forward the performance of the LM Fund’s Primary Class shares. The total returns for Class C shares in the bar chart above for the periods prior to March 16, 2007 are those of the LM Fund’s Primary Class, which have not been restated to reflect any difference in expenses and do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown.

Past performance (before and after taxes) is not necessarily an indication of how the Financial Services Fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Financial Services Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P Financials Index is a subset of, and one of ten sectors in, the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-828-1919
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.1919funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Financial Services Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes Calendar Year Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	03/31/2012	13.74%
Worst Quarter	09/30/2011	(15.14)%
		The year-to-date return as of the most recent calendar quarter, which ended June 30, 2014, was 0.78%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.14%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The performance for the Fund’s Class A and Class C shares in the table for the periods prior to March 16, 2007 has been restated to reflect differences in sales charges but has not been restated to reflect differences in expenses.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) (for periods ended December 31, 2013)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.40%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Financials Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.26%)
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of purchase. This charge is waived for certain investors.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,210
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,210
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.18%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Annual Return 2004	rr_AnnualReturn2004	13.79%
Annual Return 2005	rr_AnnualReturn2005	7.71%
Annual Return 2006	rr_AnnualReturn2006	13.11%
Annual Return 2007	rr_AnnualReturn2007	(10.45%)
Annual Return 2008	rr_AnnualReturn2008	(25.58%)
Annual Return 2009	rr_AnnualReturn2009	8.65%
Annual Return 2010	rr_AnnualReturn2010	12.60%
Annual Return 2011	rr_AnnualReturn2011	(6.18%)
Annual Return 2012	rr_AnnualReturn2012	21.95%
Annual Return 2013	rr_AnnualReturn2013	39.12%
Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.05%
Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	771
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	Class I Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	40.70%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.38%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.10%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2008	[3]

[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of purchase. This charge is waived for certain investors.
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the Fund's books and records.
[3]	For Class I shares, for the period from the class' commencement of operations to December 31, 2013, the average total return of the S&P 500 Index and the S&P Financials Index was 7.92% and 1.34%, respectively.